World Omni Auto Receivables Trust 2011-A	Exhibit 99.1
Monthly Servicer Certificate
February 28, 2014

Dates Covered
Collections Period	02/01/14 - 02/28/14
Interest Accrual Period	02/18/14 - 03/16/14
30/360 Days	30
Actual/360 Days	27
Distribution Date	03/17/14

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 01/31/14	170,231,435.16	19,288
Yield Supplement Overcollateralization Amount at 01/31/14	3,608,835.27	0
Receivables Balance at 01/31/14	173,840,270.43	19,288
Principal Payments	9,479,863.87	358
Defaulted Receivables	282,105.04	22
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 02/28/14	3,263,372.73	0
Pool Balance at 02/28/14	160,814,928.79	18,908

Pool Statistics	$ Amount	# of Accounts
Initial Receivables Balance	865,079,666.68	50,540

Delinquent Receivables:
	3,347,336.55	275
Past Due 61-90 days	590,025.41	56
Past Due 91 + days	166,686.13	19
Total	4,104,048.09	350

Total 31+ Delinquent as % Ending Pool Balance	2.55%

Recoveries	185,136.80

Aggregate Net Losses/(Gains) - February 2014	96,968.24

Overcollateralization Target Amount	9,648,895.73
Actual Overcollateralization	9,648,895.73

Weighted Average APR	3.73%
Weighted Average APR, Yield Adjusted	5.96%
Weighted Average Remaining Term	25.95

Flow of Funds	$ Amount

Collections	10,209,484.55
Advances	(11,143.58)
Investment Earnings on Cash Accounts	140.78
Servicing Fee	(144,866.89)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	10,053,614.86

Distributions of Available Funds
(1) Class A Interest	177,127.91
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	47,310.65
(4) Second Priority Principal Distributable Amount	0.00
(5) Class C Interest	50,358.47
(6) Third Priority Principal Distributable Amount	0.00
(7) Required Reserve Account	0.00
(8) Noteholders' Principal Distributable Amount	8,851,515.99
(9) Distribution to Certificateholders	927,301.84
(10) Remaining Amounts	0.00

Total Distributions of Available Funds	10,053,614.86

Servicing Fee	144,866.89
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	749,995,000.00
Original Class B	24,366,000.00
Original Class C	24,367,000.00

Total Class A, B & C
Note Balance @ 02/18/14	160,017,549.05
Principal Paid	8,851,515.99
Note Balance @ 03/17/14	151,166,033.06

Class A-1
Note Balance @ 02/18/14	0.00
Principal Paid	0.00
Note Balance @ 03/17/14	0.00
Note Factor @ 03/17/14	0.0000000%

Class A-2
Note Balance @ 02/18/14	0.00
Principal Paid	0.00
Note Balance @ 03/17/14	0.00
Note Factor @ 03/17/14	0.0000000%

Class A-3
Note Balance @ 02/18/14	0.00
Principal Paid	0.00
Note Balance @ 03/17/14	0.00
Note Factor @ 03/17/14	0.0000000%

Class A-4
Note Balance @ 02/18/14	111,284,549.05
Principal Paid	8,851,515.99
Note Balance @ 03/17/14	102,433,033.06
Note Factor @ 03/17/14	80.0289332%

Class B
Note Balance @ 02/18/14	24,366,000.00
Principal Paid	0.00
Note Balance @ 03/17/14	24,366,000.00
Note Factor @ 03/17/14	100.0000000%

Class C
Note Balance @ 02/18/14	24,367,000.00
Principal Paid	0.00
Note Balance @ 03/17/14	24,367,000.00
Note Factor @ 03/17/14	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	274,797.03
Total Principal Paid	8,851,515.99
Total Paid	9,126,313.02

Class A-1
Coupon	0.29442%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.64000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	1.11000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-3 Holders	0.00

Class A-4
Coupon	1.91000%
Interest Paid	177,127.91
Principal Paid	8,851,515.99
Total Paid to A-4 Holders	9,028,643.90

Class B
Coupon	2.33000%
Interest Paid	47,310.65
Principal Paid	0.00
Total Paid to B Holders	47,310.65

Class C
Coupon	2.48000%
Interest Paid	50,358.47
Principal Paid	0.00
Total Paid to C Holders	50,358.47

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.3440433
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	11.0820154
Total Distribution Amount	11.4260587

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.0000000

A-4 Interest Distribution Amount	1.3838659
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	69.1551700
Total A-4 Distribution Amount	70.5390359

B Interest Distribution Amount	1.9416667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.9416667

C Interest Distribution Amount	2.0666668
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.0666668

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 01/31/14	45,963.70
Balance as of 02/28/14	34,820.12
Change	(11,143.58)

Reserve Account
Balance as of 02/18/14	2,064,965.17
Investment Earnings	27.02
Investment Earnings Paid	(27.02)
Deposit/(Withdrawal)	-
Balance as of 03/17/14	2,064,965.17
Change	-

Required Reserve Amount	2,064,965.17